Bridge Loan Payable, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Bridge Loan Payable, Net [Abstract]
BRIDGE LOAN PAYABLE, NET

NOTE 8 – BRIDGE LOAN PAYABLE, NET

On December 11, 2025, the Company entered into a securities purchase agreement with Allen O Cage Jr., an individual, pursuant to which the Company issued an unsecured bridge note with a maturity date of April 15, 2026, in the principal sum of $375,000. The bridge note carried an original issue discount of $75,000. Accordingly, on December 11, 2025, Allen paid the purchase price of $300,000 to the Company for the bridge note. This bridge note did not bear interest. The Company was required to make the following payments in cash to Allen under the bridge note: (i) $125,000 on February 15, 2026, (ii) $125,000 on March 15, 2026, and (iii) $125,000 on April 15, 2026. Upon the occurrence of an event of default under the bridge note, Allen may convert the bridge note into the Company’s common stock at a conversion price equal to 50% of the volume weighted average price of the Company’s common stock during the five (5) trading day period prior to the respective conversion date (the “Conversion Price”), subject to adjustment as provided in the bridge note as well as beneficial ownership limitations. The Conversion Price may not be lower than the floor price, which is equal to 80% of the Minimum Price (as such term is defined by the rules and regulations of the Nasdaq Stock Market LLC, Rule 5635(d)(1)(A)) measured from the effective date of the securities purchase agreement, or such lower amount as permitted, from time to time, by the Nasdaq Stock Market, subject to downward adjustments for share splits, share dividends, share combinations, recapitalizations or other similar events (for the avoidance of doubt, share splits, share dividends, share combinations, recapitalizations or other similar events shall not cause an adjustment to increase the floor price). The Company agreed to issue 100,000 shares of its common stock as a commitment fee to Allen pursuant to the securities purchase agreement. The securities purchase agreement contains customary representations, warranties, and covenants of the Company. The issuance of such 100,000 shares as well as any conversion of the bridge note into shares of the Company’s common stock is subject to the prior shareholder approval of the Company as is required by the applicable rules and regulations of the Nasdaq Stock Market (or any successor entity).

On February 15, 2026, the Company entered into Amendment (the “Note Amendment”) to unsecured bridge note. The Note Amendment extended the time periods under the bridge note for the first payment deadline, the second payment deadline and third payment deadline as follows: (i) the first payment deadline under this Note Amendment is extended to March 16, 2026 from February 15, 2026; the second payment deadline under the Note Amendment is extended to April 15, 2026 from March 15, 2026 and (iii) the third payment deadline under the Note Amendment is extended to May 15, 2026 from April 15, 2026.

In connection with the issuance of the bridge note, the Company incurred debt issuance costs of $18,846 which was capitalized and had been amortized into interest expense over the term of the bridge note.

In accordance with ASC 480-10-25-14, the Company determined that the conversion provisions contain an embedded derivative feature and the Company valued the derivative feature separately, recording debt discount and derivative liability in accordance with the provisions of the bridge note. However, management determined the probability of occurrence of an event of default under the bridge note was remote and as such the fair value of the embedded conversion feature had been estimated to be zero.

The Company recorded a total debt discount of $213,000 related to the original issue discount and common shares which the Company agreed to issue as a commitment fee to Allen, which was amortized over the term of the bridge note.

In March and April 2026, the Company repaid in full the bridge note.

The bridge loan payable as of June 30, 2026 and December 31, 2025 was as follows:

	June 30, 2026	December 31, 2025
Principal amount	$-	$375,000
Less: unamortized debt issuance costs	-	(14,441)
Less: unamortized debt discount	-	(163,218)
Convertible note payable, net	$-	$197,341

For the three months ended June 30, 2026, amortization of debt discount and debt issuance costs related to the bridge note amounted to $9,200 which have been included in interest expense — amortization of debt discount and debt issuance cost on the accompanying condensed consolidated statements of operations and comprehensive loss.

For the six months ended June 30, 2026, amortization of debt discount and debt issuance costs related to the bridge note amounted to $177,659 which have been included in interest expense — amortization of debt discount and debt issuance cost on the accompanying condensed consolidated statements of operations and comprehensive loss.

NOTE 13 – BRIDGE LOAN PAYABLE, NET

On December 11, 2025, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Allen O Cage Jr., an individual, pursuant to which the Company issued an unsecured bridge note with a maturity date of April 15, 2026, in the principal sum of $375,000. The bridge note carries an original issue discount of $75,000. Accordingly, on December 11, 2025, Allen paid the purchase price of $300,000 to the Company for the bridge note. This bridge note shall not bear interest. The Company is required to make the following payments in cash to Allen under the bridge note: (i) $125,000 on February 15, 2026, (ii) $125,000 on March 15, 2026, and (iii) $125,000 on April 15, 2026. Upon the occurrence of an event of default under the bridge note, Allen may convert the bridge note into the Company’s common stock at a conversion price equal to 50% of the volume weighted average price of the Company’s common stock during the five (5) trading day period prior to the respective conversion date (the “Conversion Price”), subject to adjustment as provided in the bridge note as well as beneficial ownership limitations. The Conversion Price may not be lower than the floor price, which is equal to 80% of the Minimum Price (as such term is defined by the rules and regulations of the Nasdaq Stock Market LLC, Rule 5635(d)(1)(A)) measured from the effective date of the Purchase Agreement, or such lower amount as permitted, from time to time, by the Nasdaq Stock Market, subject to downward adjustments for share splits, share dividends, share combinations, recapitalizations or other similar events (for the avoidance of doubt, share splits, share dividends, share combinations, recapitalizations or other similar events shall not cause an adjustment to increase the floor price). The Company agreed to issue 100,000 shares of its common stock as a commitment fee to Allen pursuant to the Purchase Agreement. The Purchase Agreement contains customary representations, warranties, and covenants of the Company. The issuance of such 100,000 shares as well as any conversion of the bridge note into shares of the Company’s common stock is subject to the prior shareholder approval of the Company as is required by the applicable rules and regulations of the Nasdaq Stock Market (or any successor entity).

On February 15, 2026, the Company entered into Amendment (the “Note Amendment”) to unsecured bridge note. The Note Amendment extended the time periods under the bridge note for the first payment deadline, the second payment deadline and third payment deadline as follows: (i) the first payment deadline under this Note Amendment is extended to March 16, 2026 from February 15, 2026; the second payment deadline under the Note Amendment is extended to April 15, 2026 from March 15, 2026 and (iii) the third payment deadline under the Note Amendment is extended to May 15, 2026 from April 15, 2026.

In connection with the issuance of the bridge note, the Company incurred debt issuance costs of $18,846 which is capitalized and will be amortized into interest expense over the term of the bridge note.

In accordance with ASC 480-10-25-14, the Company determined that the conversion provisions contain an embedded derivative feature and the Company valued the derivative feature separately, recording debt discount and derivative liability in accordance with the provisions of the bridge note. However, management determined the probability of occurrence of an event of default under the bridge note to be remote and as such the fair value of the embedded conversion feature has been estimated to be zero.

The Company recorded a total debt discount of $213,000 related to the original issue discount and common shares which the Company agreed to issue as a commitment fee to Allen, which will be amortized over the term of the bridge note.

The bridge loan payable as of December 31, 2025 was as follows:

December 31, 2025
Principal amount	$375,000
Less: unamortized debt issuance costs	(14,441)
Less: unamortized debt discount	(163,218)
Convertible note payable, net	$197,341

For the year ended December 31, 2025, amortization of debt discount and debt issuance costs related to the bridge note amounted to $54,186, which have been included in interest expense — amortization of debt discount and debt issuance cost on the accompanying condensed consolidated statements of operations and comprehensive loss.